Derivative warrant liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 1,900
Ending balance at derivative warrant liabilities		$ 1,900
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	2,149	551
Warrants issued		7,830
Fair value adjustment	(208)	(6,232)
Ending balance at derivative warrant liabilities	$ 1,941	$ 2,149